Equity Incentive Plan - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2009	Dec. 31, 2006	Jun. 03, 2015	Apr. 22, 2005
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares for issuance upon exercise of stock options and restricted stock units		579,000
Stock option exchange for new stock option granted	4,369,000
Stock options exercise price	$ 1.47
Eligible stock options exchanged for new stock options granted	3,785,000
Stock Option Granted		0	0	0
Stock Option Granted Intrinsic Value		$ 3,688	$ 1,565	$ 594
Total unrecognized compensation cost related to non-vested share-based compensation		0
Cash received from employee toward stock option exercise		494	514	422
Tax effect for stock-based compensation benefit (expense)		$ 561	(24)	343
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option granted exercise price	$ 1.85
2005 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares for issuance upon exercise of stock options and restricted stock units								10,000,000
Ordinary shares for issuance upon exercise of stock options and restricted stock units					15,000,000	15,000,000
Conversion ratio of restricted stock unit to ordinary shares		One-for-one
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares for issuance upon exercise of stock options and restricted stock units							20,000,000
Restricted Stock Units | The 2005 Plan and The 2015 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total unrecognized compensation cost related to non-vested share-based compensation		$ 5,112
Stock Options And Restricted Stock Units Exercised
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Tax effect for stock-based compensation benefit (expense)		$ 1,647	$ 1,231	$ 1,599